Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Changes in Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Beginning	₩ (77,776)	₩ 117,469
Increase /decrease	168,125	(99,824)
Reclassified to gain or loss	(37,942)	(95,421)
Ending	52,407	(77,776)
Changes in investments in associates and joint ventures [member]
Beginning	(11,752)	(3,461)
Increase /decrease	15,775	(8,291)
Ending	4,023	(11,752)
Gain (loss) on derivatives valuation [member]
Beginning	(7,109)	25,031
Increase /decrease	15,690	63,281
Reclassified to gain or loss	(37,942)	(95,421)
Ending	(29,361)	(7,109)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income [member]
Beginning	(52,100)	108,685
Increase /decrease	126,028	(160,785)
Ending	73,928	(52,100)
Exchange differences on translation for foreign operations [member]
Beginning	(6,815)	(12,786)
Increase /decrease	10,632	5,971
Ending	₩ 3,817	₩ (6,815)